Loss per share - Calculation of Loss per Share (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 10, 2021
Earnings per share [line items]
Business combination, share exchange ratio					39.91
Net profit (loss) | $	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)
Weighted average number of ordinary shares, basic (in shares)	168,971,679	95,060,429	166,365,628	94,254,557
Stock options (in shares)	0	0	3,840,066	0
Restricted share units (in shares)	0	0	1,493,766	0
Effect of dilutive securities (in shares)	0	0	5,334,929	0
Weighted average number of ordinary shares, diluted (in shares)	168,971,679	95,060,429	171,700,557	94,254,557
Basic loss per share (in dollars per share) | $ / shares	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Diluted loss per share (in dollars per share) | $ / shares	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Anti-dilutive shares (in shares)			9,003,519	6,415,533
Convertible debt
Earnings per share [line items]
Convertible debt (in shares)	0	0	0	0
Anti-dilutive shares (in shares)			7,917,948	0
Warrants
Earnings per share [line items]
Convertible debt (in shares)	0	0	1,097	0